Submission	Jun. 16, 2026
Submission [Line Items]
Central Index Key	0001130166
Registrant Name	Bio Green Med Solution, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES